T. ROWE PRICE Global Growth Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Grupo Financiero Galicia, ADR (USD)  91,716 4,629
MercadoLibre (USD) (1) 3,115 7,395
Vista Energy, ADR (USD) (1) 82,963 3,708
Total Argentina (Cost $8,509) 15,732
BRAZIL 0.5%
Common Stocks 0.5%
Banco BTG Pactual  192,400 1,345
NU Holdings, Class A (USD) (1) 308,750 3,773
Total Brazil (Cost $2,927) 5,118
CANADA 1.8%
Common Stocks 1.8%
Brookfield  60,346 4,042
Constellation Software  564 1,946
Franco-Nevada (USD)  14,664 2,336
Great-West Lifeco  62,642 2,352
Shopify, Class A (USD) (1) 68,683 8,394
West Fraser Timber  6,593 457
Total Canada (Cost $13,079) 19,527
CAYMAN ISLANDS 0.7%
Convertible Preferred Stocks 0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 7,245
Total Cayman Islands (Cost $1,202) 7,245
CHINA 3.5%
Common Stocks 3.0%
Alibaba Group Holding (HKD)  469,868 7,064
BeOne Medicines, ADR (USD) (1) 3,454 1,040
China Resources Mixc Lifestyle Services (HKD)  918,800 4,267
Foshan Haitian Flavouring & Food, Class H (HKD) (1) 226,000 985
KE Holdings, Class A (HKD)  198,500 1,214

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PDD Holdings, ADR (USD) (1) 6,751 766
Tencent Holdings (HKD)  159,400 11,160
Trip.com Group (HKD)  51,350 3,188
Xiaomi, Class B (HKD) (1) 433,600 2,917
32,601
Common Stocks - China A Shares 0.5%
Contemporary Amperex Technology, A Shares (CNH)  34,700 1,270
Hongfa Technology, A Shares (CNH)  1,075,620 3,661
4,931
Total China (Cost $29,735) 37,532
FRANCE 2.6%
Common Stocks 2.6%
Airbus  33,559 6,747
Dassault Aviation  7,077 2,204
Eurofins Scientific  108,359 8,299
Sartorius Stedim Biotech  15,205 3,038
Schneider Electric  5,873 1,520
SPIE  79,084 4,654
TotalEnergies  24,473 1,455
Total France (Cost $21,726) 27,917
GERMANY 3.2%
Common Stocks 3.1%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 364
Deutsche Telekom  97,769 3,507
Hannover Rueck  8,777 2,663
Infineon Technologies  125,034 4,912
Rheinmetall  2,155 4,266
SAP  28,571 8,170
Siemens  26,101 6,648
Symrise  16,795 1,522
Zalando (1) 28,576 833
32,885

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 1,464
1,464
Total Germany (Cost $25,634) 34,349
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  147,600 1,376
Futu Holdings, ADR (USD)  14,700 2,259
Total Hong Kong (Cost $2,616) 3,635
INDIA 3.9%
Common Stocks 3.9%
Astral  178,415 2,846
Bharti Airtel  147,769 3,217
Container Corp. of India  333,858 2,195
Eternal (1) 250,999 876
Godrej Consumer Products  229,383 3,287
HDFC Bank  151,968 3,487
HDFC Life Insurance  155,513 1,336
ICICI Bank  187,749 3,162
JSW Energy  386,703 2,263
KEI Industries  50,656 2,212
Kotak Mahindra Bank  338,054 7,616
Larsen & Toubro  98,242 4,063
MakeMyTrip (USD) (1) 10,819 1,012
Reliance Industries  90,187 1,424
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 —
United Spirits  69,949 1,068
Voltas  143,942 2,173
42,237
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,343 (1)(2)(3) 1,977 —
—
Total India (Cost $44,231) 42,237

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 2.2%
Common Stocks 2.2%
Bank Central Asia  11,357,000 5,692
Bank Mandiri Persero  20,918,000 5,694
Bank Rakyat Indonesia Persero  4,742,000 1,062
Cisarua Mountain Dairy  16,812,000 5,098
Mayora Indah  16,198,300 2,191
Sumber Alfaria Trijaya  26,862,200 3,776
Total Indonesia (Cost $21,849) 23,513
ISRAEL 0.1%
Common Stocks 0.1%
CyberArk Software (USD) (1) 3,300 1,358
Total Israel (Cost $1,250) 1,358
ITALY 0.1%
Common Stocks 0.1%
PRADA (HKD)  273,300 1,488
Total Italy (Cost $1,626) 1,488
JAPAN 3.1%
Common Stocks 3.1%
Calbee  187,900 3,448
Chugai Pharmaceutical  126,200 6,050
Hitachi  117,000 3,580
Keyence  11,200 4,051
Mitsui  77,700 1,582
Nippon Sanso Holdings (4) 58,000 2,053
Rakuten Bank (1)(4) 85,400 3,978
Recruit Holdings  44,200 2,622
Renesas Electronics  380,700 4,631
Tokyo Seimitsu  32,200 2,003
Total Japan (Cost $30,056) 33,998

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  648,134 4,043
Total Mexico (Cost $3,344) 4,043
NETHERLANDS 1.8%
Common Stocks 1.8%
Adyen (1) 2,260 3,876
Argenx, ADR (USD) (1) 4,777 3,202
ASM International  3,760 1,820
ASML Holding (USD)  5,209 3,619
BE Semiconductor Industries  11,658 1,575
Heineken  14,642 1,149
ING Groep, ADR (USD) (4) 185,934 4,344
Total Netherlands (Cost $12,555) 19,585
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria (1) 461,084 567
Total Nigeria (Cost $980) 567
PERU 0.6%
Common Stocks 0.6%
Credicorp (USD)  8,085 1,916
InRetail Peru (USD)  171,432 4,612
Total Peru (Cost $5,187) 6,528
PHILIPPINES 2.0%
Common Stocks 2.0%
Ayala  426,300 4,307
BDO Unibank  3,327,173 8,122
International Container Terminal Services  400,570 3,076
SM Investments  407,316 5,693
Total Philippines (Cost $18,936) 21,198

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
POLAND 0.2%
Common Stocks 0.2%
Bank Polska Kasa Opieki  41,851 2,273
Total Poland (Cost $2,304) 2,273
PORTUGAL 0.1%
Common Stocks 0.1%
Galp Energia  73,598 1,405
Total Portugal (Cost $1,022) 1,405
SAUDI ARABIA 0.6%
Common Stocks 0.6%
Al Rajhi Bank  250,970 6,328
Total Saudi Arabia (Cost $5,756) 6,328
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 37,191 5,826
Total Singapore (Cost $412) 5,826
SOUTH KOREA 0.9%
Common Stocks 0.9%
Samsung Electronics  106,298 5,418
SK Hynix  20,898 4,050
Total South Korea (Cost $7,350) 9,468
SWEDEN 0.3%
Common Stocks 0.3%
Saab, Class B  51,465 2,799
Total Sweden (Cost $2,544) 2,799

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.5%
Common Stocks 0.5%
Partners Group Holding (4) 2,718 3,654
Roche Holding  4,754 1,483
Total Switzerland (Cost $5,131) 5,137
TAIWAN 1.8%
Common Stocks 1.8%
Taiwan Semiconductor Manufacturing  301,000 11,588
Taiwan Semiconductor Manufacturing, ADR (USD)  32,993 7,972
Total Taiwan (Cost $10,733) 19,560
UNITED KINGDOM 2.2%
Common Stocks 2.0%
AstraZeneca, ADR (USD)  72,943 5,331
Experian  73,371 3,866
Glencore  672,745 2,700
RELX  67,350 3,500
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 797
Unilever, ADR (USD)  89,545 5,232
21,426
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(2)(3) 168,674 1,336
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 928
2,264
Total United Kingdom (Cost $21,573) 23,690
UNITED STATES 62.1%
Common Stocks 57.7%
Advanced Micro Devices (1) 51,355 9,054
Allstate  29,665 6,029
Alnylam Pharmaceuticals (1) 5,469 2,145
Alphabet, Class C  122,347 23,596
Amazon.com (1) 132,385 30,993

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Amphenol, Class A  60,872 6,483
Apollo Global Management (4) 25,037 3,638
Apple  143,899 29,869
AppLovin, Class A (1) 5,600 2,188
Ares Management, Class A  33,154 6,151
Arista Networks (1) 11,353 1,399
Aurora Innovation (1) 150,200 873
AvalonBay Communities, REIT  13,353 2,487
Bank of America  291,882 13,797
Block (1) 91,085 7,037
Boeing (1) 29,180 6,473
Booz Allen Hamilton Holding  20,874 2,240
Broadcom  50,112 14,718
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)
(2)(3) 1,839 2,667
Carvana (1) 11,985 4,676
Charles Schwab  83,319 8,143
Chipotle Mexican Grill (1) 43,612 1,870
Chubb  19,995 5,319
Cigna Group  18,329 4,901
Citigroup  104,982 9,837
Coca-Cola  51,824 3,518
Cognex  41,100 1,676
Coinbase Global, Class A (1) 3,871 1,462
Colgate-Palmolive  42,245 3,542
ConocoPhillips  62,960 6,003
Constellation Energy  16,376 5,696
Coupang (1) 142,270 4,187
CSX  73,610 2,616
Danaher  32,326 6,373
Deere  8,248 4,325
Eli Lilly  14,398 10,656
Entegris  34,513 2,708
EOG Resources  29,706 3,565
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(2)(3) 5,386 2,785
EQT  69,423 3,731
Fifth Third Bancorp  117,451 4,882
First Solar (1) 10,906 1,906
Freeport-McMoRan  125,988 5,070
GE Vernova  2,903 1,917
General Electric  35,368 9,588
Home Depot  10,679 3,925
Hubbell  13,077 5,721

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
HubSpot (1) 5,790 3,009
Huntington Bancshares  310,118 5,095
International Paper  41,770 1,952
Intuit  9,595 7,533
Intuitive Surgical (1) 12,575 6,050
Keysight Technologies (1) 32,100 5,262
KKR  32,373 4,745
Linde  14,504 6,676
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 —
Marsh & McLennan  13,478 2,685
Martin Marietta Materials  1,722 990
Mastercard, Class A  18,909 10,711
Meta Platforms, Class A  35,482 27,443
MetLife  53,610 4,072
Microsoft  105,343 56,200
Natera (1) 27,664 3,698
Netflix (1) 7,944 9,210
NextEra Energy  60,396 4,292
NVIDIA  334,057 59,419
Old Dominion Freight Line  13,006 1,941
Oracle  15,100 3,832
Pinterest, Class A (1) 61,171 2,361
Procter & Gamble  25,132 3,782
RenaissanceRe Holdings  11,512 2,806
Rockwell Automation  17,013 5,984
Roper Technologies  9,544 5,253
Salesforce  10,303 2,662
Samsara, Class A (1) 31,806 1,210
Schlumberger  80,992 2,738
ServiceNow (1) 5,389 5,082
Steel Dynamics  37,814 4,824
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 1,167
Stryker  20,808 8,172
Synopsys (1) 15,283 9,681
Targa Resources  9,019 1,501
TechnipFMC  104,640 3,806
Teledyne Technologies (1) 11,313 6,234
Tesla (1) 5,181 1,597
Tradeweb Markets, Class A  12,130 1,681
UnitedHealth Group  6,311 1,575
Valero Energy  25,485 3,499
Vertex Pharmaceuticals (1) 4,001 1,828

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Vertiv Holdings, Class A  4,500 655
Walmart  17,216 1,687
Waste Connections  29,284 5,466
Welltower, REIT  43,967 7,258
Xcel Energy  53,068 3,897
623,656
Convertible Preferred Stocks 4.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 128
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 15
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 3,204
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 5,667
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $330 (1)(2)(3) 8,033 330
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)
(3) 79,700 1,161
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 181
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 5,002
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,880 (1)(2)(3) 39,374 2,334
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 10,702
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $296 (1)(2)(3) 17,192 296
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)
(2)(3) 20,496 373
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $1,562 (1)
(2)(3) 7,659 14,169
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 3,192
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(2)(3) 2,283 244
46,998
Total United States (Cost $385,543) 670,654
VIETNAM 2.3%
Common Stocks 2.3%
Asia Commercial Bank  8,692,339 7,832

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Bank for Foreign Trade of Vietnam (1) 1,651,210 3,789
FPT  735,956 2,914
Hoa Phat Group (1) 2,778,300 2,637
Khang Dien House Trading & Investment (1) 561,220 586
Military Commercial Joint Stock Bank (1) 2,723,812 3,038
Phu Nhuan Jewelry  1,164,700 3,742
Total Vietnam (Cost $21,176) 24,538
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 2,374,990 2,375
Total Short-Term Investments (Cost $2,375) 2,375
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 9,000,883 9,001
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,001
Total Securities Lending Collateral (Cost $9,001) 9,001
Total Investments in Securities  100.8%
(Cost $720,362) $ 1,088,624
Other Assets Less Liabilities (0.8)% (8,637)
Net Assets 100.0% $ 1,079,987
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Global Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $65,751 and represents 6.1% of net assets.
(4) All or a portion of this security is on loan at July 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 101++
Totals $ —# $ — $ 101+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 877  ¤  ¤ $ 11,376
Total $ 11,376^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,376.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Growth Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at July 31, 2025, totaled $7,151,000 for the period ended July 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 691,149 $ 320,348 $ 7,780 $ 1,019,277
Convertible Preferred Stocks — — 57,971 57,971
Short-Term Investments 2,375 — — 2,375
Securities Lending Collateral 9,001 — — 9,001
Total $ 702,525 $ 320,348 $ 65,751 $ 1,088,624
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
7/31/25
Investment in Securities
Common Stocks $ 8,058 $ (278) $ — $ — $ 7,780
Convertible Preferred Stocks 51,231 7,506 627 (1,393) 57,971
Total $ 59,289 $ 7,228 $ 627 $ (1,393) $ 65,751

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 7,780 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 14.9x
7.6x Increase
Sales growth
rate
17%
- 25%
23% Increase
Enterprise
value to gross
profit multiple
7.8x
- 19.1x
10.2x Increase
Gross profit
growth rate
20%
- 24%
22% Increase
Premium to
public company
multiples
30% 30% Increase
Discount
for lack of
recoverability
—# —# —#
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 57,971 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.8x
- 19.1x
11.8x Increase
Gross profit
growth rate
13%
- 24%
19% Increase

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
2.1x
- 14.9x
4.3x Increase
Sales growth
rate
15%
- 65%
26% Increase
Enterprise
value to gross
merchandise
value
0.4x
- 0.5x
0.5x Increase
Gross
merchandise
value growth
rate
4% 4% Increase
Enterprise
value to
EBITDA
multiple
11.3x
- 35.9x
23.4x Increase
EBITDA growth
rate
68% 68% Increase
Enterprise
value to EBIT
multiple
10.1x
- 12.2x
11.2x Increase
EBIT growth
rate
17% 17% Increase
Price-to-
earnings
multiple
12.6x
- 14.9x
13.8x Increase
Earnings
growth rate
17% 17% Increase
Premium to
public company
multiples
30% 30% Increase
Cost of capital 25%
- 38%
28% Decrease

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
—# —# —#
Discount to
public company
multiples
15%
- 40%
16% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F174-054Q3 07/25